Deferred Court Costs, Net - Schedule of Court Cost Reserve (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets [Roll Forward]
Balance at beginning of period	$ (327,926)	$ (318,784)	$ (279,572)
Provision for court costs	(82,702)	(67,850)	(82,593)
Net down of reserve after deferral period	50,743	53,527	42,745
Effect of foreign currency translation	(4,130)	5,181	636
Balance at end of period	$ (364,015)	$ (327,926)	$ (318,784)